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                              SPDR(R) SERIES TRUST


                        SUPPLEMENT DATED JANUARY 27, 2009
                                     TO THE
               PROSPECTUS DATED OCTOBER 31, 2008, AS SUPPLEMENTED



                   SPDR(R) BARCLAYS CAPITAL MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL CALIFORNIA MUNICIPAL BOND ETF
              SPDR(R) BARCLAYS CAPITAL NEW YORK MUNICIPAL BOND ETF
             SPDR(R) BARCLAYS CAPITAL SHORT TERM MUNICIPAL BOND ETF

     Shareholders of the SPDR Municipal Bond ETFs (the "Funds") are hereby notified that Mr. Dwayne Parmley will no longer serve as portfolio manager of the Funds. Accordingly, Mr. Matthew D. Pappas will replace Mr. Parmley in the portfolio management table on page 47 of the Prospectus. In addition, the disclosure pertaining to Mr. Parmley on page 50 of the Prospectus is hereby deleted and replaced with the following:

     MATTHEW D. PAPPAS. Mr. Pappas is a Principal of SSgA, a Principal of SSgA FM, and a Portfolio Manager in the Fixed Income Group, which includes Corporate Liquidity and Stable Value asset management. Mr. Pappas manages various investment grade strategies to meet client specific objectives. Prior to his current role, Mr. Pappas was a research analyst in the Credit Research group supporting the Securities Lending and Cash desk. This role included both quantitative and qualitative credit analysis on corporate and short-term structured products. Mr. Pappas originally joined SSgA as an Investment Operations associate before transitioning to the Research group in 2002. Mr. Pappas has been a member of the Fixed Income area since joining SSgA in 1999. Mr. Pappas earned his Bachelor's degree in Accounting from the University of Massachusetts, Dartmouth. He also has his MBA with a concentration in Finance from Bryant College.

                  SPDR(R) BARCLAYS CAPITAL HIGH YIELD BOND ETF

     The principal consideration for creations (purchases) of Creation Units of the SPDR Barclays Capital High Yield Bond ETF will be in-kind. The table on page 58 of the Prospectus is hereby amended to reflect this change.



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